Note 10 - Other Current Assets and Other Current Liabilities - Schedule of Other Current Assets and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Current portion of derivative assets(1) (note 27)		$ 11,770	$ 20,158
Prepaid insurance expenses		6,867	8,932
Deposits for consumable supplies		3,836	7,976
Marketable securities		2,171	3,485
Other		1,158	410
Total other current assets		25,802	40,961
Current (note 10)		6,144	4,575
Current portion of derivative liabilities(1) (note 27)	[1]	2,959	9,537
Revenue-based taxes payable		0	5,073
Other		10	115
Total other current liabilities		15,281	20,395
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Current portion of provision for reclamation (note 15)		$ 6,168	$ 1,095

[1]	Relates to the diesel, foreign exchange and copper hedging contracts (note 27).